Vanguard® Mid-Cap Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (3.2%)
	International Flavors & Fragrances Inc.	5,622,144	751,793
	Fastenal Co.	12,973,559	669,565
	Nucor Corp.	6,629,572	652,947
	Albemarle Corp.	2,639,886	578,056
	International Paper Co.	8,822,174	493,336
	Avery Dennison Corp.	1,870,903	387,670
	Celanese Corp.	2,508,168	377,830
	Eastman Chemical Co.	3,065,039	308,772
	LyondellBasell Industries NV Class A	3,020,261	283,451
	FMC Corp.	2,905,106	265,992
	CF Industries Holdings Inc.	2,427,659	135,512
	Westlake Chemical Corp.	361,642	32,960
			4,937,884
Consumer Discretionary (14.9%)
*	Aptiv plc	6,106,098	909,625
*	Trade Desk Inc. Class A	9,799,276	688,889
*	Copart Inc.	4,806,249	666,723
*	Delta Air Lines Inc.	14,444,426	615,477
	DR Horton Inc.	7,277,097	611,058
*	Etsy Inc.	2,857,227	594,189
	Lennar Corp. Class A	6,303,830	590,543
*	Chipotle Mexican Grill Inc.	301,444	547,881
*	Lululemon Athletica Inc.	1,339,764	542,202
	Garmin Ltd.	3,473,054	539,921
	Best Buy Co. Inc.	5,088,495	537,905
*	Expedia Group Inc.	3,279,684	537,540
	Tractor Supply Co.	2,580,962	522,929
	ViacomCBS Inc. Class B	13,046,012	515,448
*	Caesars Entertainment Inc.	4,576,855	513,889
*	Peloton Interactive Inc. Class A	5,762,999	501,669
*	Dollar Tree Inc.	5,076,996	485,970
*	CarMax Inc.	3,677,911	470,625
*	Carnival Corp.	18,684,797	467,307
	Darden Restaurants Inc.	2,941,742	445,586
*	Ulta Beauty Inc.	1,227,032	442,860
*,1	AMC Entertainment Holdings Inc. Class A	11,587,010	441,002
*	Royal Caribbean Cruises Ltd.	4,886,805	434,681
*	Burlington Stores Inc.	1,506,152	427,100
*	Wayfair Inc. Class A	1,658,400	423,738
*	Hilton Worldwide Holdings Inc.	3,145,419	415,541
*	AutoZone Inc.	243,170	412,900

		Shares	Market Value ($000)
*	Take-Two Interactive Software Inc.	2,630,115	405,222
	MGM Resorts International	9,246,096	398,969
	Domino's Pizza Inc.	831,936	396,800
	Genuine Parts Co.	3,232,772	391,909
*	NVR Inc.	76,424	366,383
	Omnicom Group Inc.	4,840,900	350,772
*	United Airlines Holdings Inc.	7,304,910	347,495
*	Southwest Airlines Co.	6,677,571	343,427
*	Lyft Inc. Class A	6,263,694	335,671
*	DraftKings Inc. Class A	6,245,463	300,781
	Advance Auto Parts Inc.	1,422,169	297,077
*	Live Nation Entertainment Inc.	3,213,561	292,852
	Whirlpool Corp.	1,415,428	288,549
	Fox Corp. Class A	7,095,936	284,618
*	LKQ Corp.	5,638,848	283,747
	Hasbro Inc.	2,952,547	263,426
	News Corp. Class A	11,072,244	260,530
	PulteGroup Inc.	5,565,635	255,574
	BorgWarner Inc.	5,412,788	233,887
*	Wynn Resorts Ltd.	2,349,953	199,159
	Rollins Inc.	5,553,544	196,207
	Bath & Body Works Inc.	2,838,649	178,920
*	Discovery Inc. Class C	7,081,062	171,857
*	Liberty Media Corp.-Liberty SiriusXM Class C	3,601,837	170,979
	Interpublic Group of Cos. Inc.	4,444,197	162,969
*	Vail Resorts Inc.	454,519	151,832
*	American Airlines Group Inc.	7,307,202	149,944
	Fox Corp. Class B	3,635,956	134,967
*,1	GameStop Corp. Class A	736,883	129,301
*	Penn National Gaming Inc.	1,769,644	128,228
*,1	Chewy Inc. Class A	1,882,060	128,187
	Lear Corp.	674,280	105,511
[1]	Sirius XM Holdings Inc.	15,818,163	96,491
	Aramark	2,881,029	94,671
*,1	QuantumScape Corp. Class A	3,786,524	92,921
*,1	Discovery Inc. Class A	3,625,468	92,014
	Warner Music Group Corp. Class A	2,112,048	90,269
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,768,602	83,425
	Lennar Corp. Class B	212,879	16,517
	News Corp. Class B	355,310	8,254
	ViacomCBS Inc. Class A	179,634	7,557
*,1	Endeavor Group Holdings Inc. Class A	25,261	724
			22,991,791
Consumer Staples (3.7%)
	Corteva Inc.	16,578,148	697,608
	Tyson Foods Inc. Class A	6,654,859	525,335
	Clorox Co.	2,772,209	459,105
	Church & Dwight Co. Inc.	5,542,674	457,659
	McCormick & Co. Inc. (Non-Voting)	5,625,059	455,798
	AmerisourceBergen Corp.	3,283,236	392,182
	Archer-Daniels-Midland Co.	6,313,370	378,865
	Kellogg Co.	5,770,710	368,864
	Conagra Brands Inc.	10,842,684	367,242
	McKesson Corp.	1,745,765	348,071
	Kroger Co.	7,590,175	306,871
	J M Smucker Co.	2,323,741	278,919
	Hormel Foods Corp.	5,668,012	232,388
	Lamb Weston Holdings Inc.	3,275,819	201,037

		Shares	Market Value ($000)
	Campbell Soup Co.	3,446,373	144,093
	Molson Coors Beverage Co. Class B	2,037,571	94,503
*	Olaplex Holdings Inc.	189,946	4,654
			5,713,194
Energy (4.3%)
	Pioneer Natural Resources Co.	4,956,171	825,252
	Valero Energy Corp.	9,228,323	651,243
	Occidental Petroleum Corp.	20,023,264	592,288
	ONEOK Inc.	10,059,872	583,372
*	Cheniere Energy Inc.	5,438,238	531,153
	Hess Corp.	6,291,188	491,405
	Marathon Petroleum Corp.	7,203,226	445,231
	Baker Hughes Co.	17,765,433	439,339
	Halliburton Co.	19,095,843	412,852
*	Enphase Energy Inc.	2,733,982	410,015
	Phillips 66	4,943,343	346,182
*	Plug Power Inc.	12,964,797	331,121
	Williams Cos. Inc.	11,712,371	303,819
	Devon Energy Corp.	7,641,071	271,335
	DT Midstream Inc.	707	33
			6,634,640
Financials (11.5%)
	MSCI Inc.	1,767,895	1,075,481
	Discover Financial Services	6,759,793	830,441
*	SVB Financial Group	1,281,172	828,765
	First Republic Bank	4,035,042	778,279
	Arthur J Gallagher & Co.	4,666,713	693,707
	Ameriprise Financial Inc.	2,567,622	678,160
	Willis Towers Watson plc	2,912,788	677,107
	Fifth Third Bancorp	15,591,646	661,709
	Hartford Financial Services Group Inc.	7,837,018	550,550
	American International Group Inc.	9,652,358	529,818
	Huntington Bancshares Inc.	33,330,196	515,285
	Nasdaq Inc.	2,641,938	509,947
	State Street Corp.	5,932,068	502,565
	Northern Trust Corp.	4,468,912	481,793
	KeyCorp	21,588,474	466,743
	Regions Financial Corp.	21,547,117	459,169
	Citizens Financial Group Inc.	9,618,243	451,865
	Broadridge Financial Solutions Inc.	2,622,279	436,977
	M&T Bank Corp.	2,904,671	433,784
	Ally Financial Inc.	8,138,470	415,469
	Cincinnati Financial Corp.	3,456,437	394,794
	Principal Financial Group Inc.	6,058,642	390,177
	Raymond James Financial Inc.	4,180,895	385,813
*	Markel Corp.	309,813	370,267
	MarketAxess Holdings Inc.	814,876	342,810
	FactSet Research Systems Inc.	852,778	336,660
*	Arch Capital Group Ltd.	8,492,976	324,262
	Cboe Global Markets Inc.	2,406,770	298,102
	Fidelity National Financial Inc.	6,118,377	277,407
	Equitable Holdings Inc.	9,307,954	275,888
	Annaly Capital Management Inc.	32,599,129	274,485
	Loews Corp.	4,936,720	266,237
*,1	Lucid Group Inc.	9,128,049	231,670
	Everest Re Group Ltd.	900,100	225,727
	W R Berkley Corp.	3,005,521	219,944

		Shares	Market Value ($000)
	Franklin Resources Inc.	6,810,691	202,414
	Tradeweb Markets Inc. Class A	2,377,197	192,030
	Globe Life Inc.	2,066,598	183,989
	Apollo Global Management Inc.	2,390,813	147,250
	Lincoln National Corp.	2,015,195	138,545
	Interactive Brokers Group Inc. Class A	1,993,839	124,296
*	Alleghany Corp.	148,730	92,868
	SEI Investments Co.	1,433,146	84,986
[1]	UWM Holdings Corp.	1,821,803	12,661
	KKR & Co. Inc.	4,032	245
	AGNC Investment Corp.	3,829	60
			17,771,201
Health Care (11.4%)
*	Dexcom Inc.	2,183,882	1,194,278
*	IQVIA Holdings Inc.	4,325,212	1,036,061
*	Veeva Systems Inc. Class A	3,118,521	898,664
	ResMed Inc.	3,288,413	866,661
*	Centene Corp.	13,160,991	820,061
	West Pharmaceutical Services Inc.	1,669,901	708,940
*	Laboratory Corp. of America Holdings	2,176,035	612,423
*	IDEXX Laboratories Inc.	960,834	597,543
*	Horizon Therapeutics plc	5,099,092	558,554
*	Seagen Inc.	3,080,083	522,998
*	Catalent Inc.	3,843,831	511,499
*	Alnylam Pharmaceuticals Inc.	2,682,734	506,527
	Cerner Corp.	6,672,259	470,528
	STERIS plc	2,251,768	459,991
	Cooper Cos. Inc.	1,111,659	459,460
*	Insulet Corp.	1,554,639	441,875
*	Hologic Inc.	5,721,953	422,337
*	Teladoc Health Inc.	3,235,161	410,251
	Quest Diagnostics Inc.	2,758,059	400,773
	Teleflex Inc.	1,056,466	397,812
*	Exact Sciences Corp.	3,881,362	370,476
	Viatris Inc.	27,297,668	369,883
*	Bio-Rad Laboratories Inc. Class A	473,841	353,462
	Cardinal Health Inc.	6,556,153	324,267
*	Elanco Animal Health Inc.	10,143,888	323,489
*	BioMarin Pharmaceutical Inc.	4,138,857	319,892
*	ABIOMED Inc.	973,178	316,789
*	Incyte Corp.	4,237,263	291,439
	DENTSPLY SIRONA Inc.	4,933,370	286,382
	Royalty Pharma plc Class A	7,710,601	278,661
*	10X Genomics Inc. Class A	1,840,646	267,961
*	Henry Schein Inc.	3,153,319	240,157
*	Charles River Laboratories International Inc.	568,415	234,568
*	Avantor Inc.	5,600,406	229,057
	Universal Health Services Inc. Class B	1,627,126	225,145
	PerkinElmer Inc.	1,264,522	219,129
*	DaVita Inc.	1,419,502	165,031
*	PPD Inc.	3,171,889	148,413
*	Novocure Ltd.	994,341	115,513
*	Oak Street Health Inc.	2,446,765	104,061
*,1	GoodRx Holdings Inc. Class A	1,447,215	59,365
*	agilon health Inc.	1,764,692	46,253
*	Align Technology Inc.	553	368
			17,586,997

		Shares	Market Value ($000)
Industrials (15.3%)
	Carrier Global Corp.	19,586,530	1,013,799
	IHS Markit Ltd.	8,097,957	944,384
	Cintas Corp.	1,975,649	752,050
*	TransDigm Group Inc.	1,181,819	738,129
	Verisk Analytics Inc.	3,642,108	729,405
*	Mettler-Toledo International Inc.	521,811	718,721
	Equifax Inc.	2,750,206	696,957
*	Keysight Technologies Inc.	4,153,412	682,364
	Old Dominion Freight Line Inc.	2,352,758	672,842
	Ball Corp.	7,372,445	663,299
	AMETEK Inc.	5,218,900	647,196
	Synchrony Financial	12,859,626	628,578
*	Zebra Technologies Corp. Class A	1,205,465	621,321
*	Generac Holdings Inc.	1,424,800	582,273
*	United Rentals Inc.	1,634,051	573,437
	Kansas City Southern	2,053,289	555,702
	Fortive Corp.	7,685,059	542,334
	Dover Corp.	3,249,569	505,308
	Xylem Inc.	4,066,729	502,973
*	Waters Corp.	1,385,146	494,913
*	FleetCor Technologies Inc.	1,864,638	487,174
	TransUnion	4,322,640	485,476
	Vulcan Materials Co.	2,845,173	481,289
	Martin Marietta Materials Inc.	1,407,994	481,083
*	Trimble Inc.	5,679,859	467,168
	Expeditors International of Washington Inc.	3,834,793	456,839
*	Ingersoll Rand Inc.	9,009,674	454,178
*	Teledyne Technologies Inc.	1,052,048	451,939
	Otis Worldwide Corp.	4,816,704	396,318
	WW Grainger Inc.	999,147	392,725
	Jacobs Engineering Group Inc.	2,941,585	389,848
	Rockwell Automation Inc.	1,309,465	385,035
	Textron Inc.	5,059,499	353,204
	Westinghouse Air Brake Technologies Corp.	4,053,833	349,481
	JB Hunt Transport Services Inc.	1,899,678	317,664
	Masco Corp.	5,579,380	309,934
	PACCAR Inc.	3,915,664	309,024
	Westrock Co.	6,027,328	300,342
	Crown Holdings Inc.	2,965,338	298,847
*	Affirm Holdings Inc. Class A	2,497,555	297,534
	Packaging Corp. of America	2,144,275	294,709
*	Bill.com Holdings Inc.	1,084,771	289,579
	Fortune Brands Home & Security Inc.	3,112,454	278,316
	CH Robinson Worldwide Inc.	2,973,113	258,661
	Snap-on Inc.	1,218,245	254,552
	HEICO Corp. Class A	1,654,166	195,903
	Western Union Co.	9,172,349	185,465
	Cognex Corp.	1,894,711	151,994
	Jack Henry & Associates Inc.	835,345	137,047
	HEICO Corp.	974,224	128,471
	Hubbell Inc. Class B	613,736	110,884
*	Mohawk Industries Inc.	623,324	110,578
*	XPO Logistics Inc.	1,099,710	87,515
*,1	Marqeta Inc. Class A	1,429,465	31,620
			23,646,381
Real Estate (9.1%)
	Digital Realty Trust Inc.	6,378,889	921,431

		Shares	Market Value ($000)
	SBA Communications Corp.	2,472,900	817,467
	Welltower Inc.	9,538,349	785,960
*	CoStar Group Inc.	8,915,195	767,242
*	CBRE Group Inc. Class A	7,199,621	700,955
	AvalonBay Communities Inc.	3,151,516	698,502
	Alexandria Real Estate Equities Inc.	3,439,185	657,125
	Equity Residential	8,029,990	649,787
	Weyerhaeuser Co.	16,924,829	602,016
	Realty Income Corp.	8,789,176	570,066
	Extra Space Storage Inc.	3,020,333	507,386
	Invitation Homes Inc.	13,012,908	498,785
	Ventas Inc.	8,924,091	492,699
	Mid-America Apartment Communities Inc.	2,618,861	489,072
	Sun Communities Inc.	2,616,207	484,260
	Simon Property Group Inc.	3,708,814	482,035
	Essex Property Trust Inc.	1,468,037	469,390
	Duke Realty Corp.	8,540,326	408,825
	Healthpeak Properties Inc.	12,166,047	407,319
	UDR Inc.	6,700,748	355,006
	Boston Properties Inc.	3,172,697	343,762
	Camden Property Trust	2,270,194	334,785
*	Zillow Group Inc. Class C	3,731,451	328,890
	WP Carey Inc.	4,276,274	312,339
	Iron Mountain Inc.	6,533,904	283,898
*	Opendoor Technologies Inc.	11,183,204	229,591
*	Host Hotels & Resorts Inc.	8,058,355	131,593
	Regency Centers Corp.	1,917,443	129,101
	VEREIT Inc.	2,586,480	116,986
*	Zillow Group Inc. Class A	1,016,234	90,018
			14,066,291
Technology (18.6%)
	Marvell Technology Inc.	18,498,137	1,115,623
*	Synopsys Inc.	3,442,425	1,030,696
	Amphenol Corp. Class A	13,502,629	988,798
*	Palo Alto Networks Inc.	2,054,466	984,089
	Microchip Technology Inc.	6,185,868	949,469
*	Cadence Design Systems Inc.	6,247,755	946,160
*	Match Group Inc.	5,935,914	931,879
*	Fortinet Inc.	3,133,630	915,145
	Xilinx Inc.	5,586,002	843,430
*	Okta Inc.	3,238,150	768,543
*	Datadog Inc. Class A	5,140,838	726,657
*	EPAM Systems Inc.	1,214,423	692,804
*	HubSpot Inc.	1,007,986	681,489
*	ANSYS Inc.	1,969,576	670,542
*	MongoDB Inc.	1,384,736	652,917
	Corning Inc.	17,350,019	633,102
	Skyworks Solutions Inc.	3,727,754	614,259
*	Cloudflare Inc. Class A	5,351,764	602,876
	KLA Corp.	1,723,852	576,646
*	Paycom Software Inc.	1,153,034	571,617
	CDW Corp.	3,103,700	564,935
*	Gartner Inc.	1,793,810	545,103
*	Splunk Inc.	3,700,050	535,434
*	DocuSign Inc.	2,036,440	524,241
*	Twitter Inc.	8,555,902	516,691
	Monolithic Power Systems Inc.	984,371	477,105
	NetApp Inc.	5,056,660	453,886

		Shares	Market Value ($000)
*	Zscaler Inc.	1,700,694	445,956
*	Unity Software Inc.	3,507,264	442,792
*	VeriSign Inc.	2,146,513	440,057
*	Palantir Technologies Inc. Class A	17,633,679	423,914
*	Tyler Technologies Inc.	921,952	422,853
	Hewlett Packard Enterprise Co.	29,479,235	420,079
*	Qorvo Inc.	2,508,796	419,446
	Teradyne Inc.	3,723,949	406,544
*	RingCentral Inc. Class A	1,802,592	392,064
*	Akamai Technologies Inc.	3,675,534	384,424
	Seagate Technology Holdings plc	4,623,865	381,561
*	Western Digital Corp.	6,571,625	370,903
*	Coupa Software Inc.	1,659,670	363,766
	SS&C Technologies Holdings Inc.	4,897,720	339,902
	NortonLifeLock Inc.	12,473,518	315,580
*	Pinterest Inc. Class A	6,058,968	308,704
	Citrix Systems Inc.	2,804,271	301,095
*,1	UiPath Inc. Class A	5,289,929	278,303
	Bentley Systems Inc. Class B	4,571,516	277,217
*	GoDaddy Inc. Class A	3,810,977	265,625
*	ZoomInfo Technologies Inc. Class A	4,103,936	251,120
*	Black Knight Inc.	3,358,811	241,834
*	IAC/InterActiveCorp	1,789,470	233,150
*	ON Semiconductor Corp.	4,859,166	222,404
*	Dropbox Inc. Class A	6,761,996	197,586
*	Zendesk Inc.	1,354,620	157,664
	Leidos Holdings Inc.	1,597,771	153,594
*	F5 Networks Inc.	680,694	135,308
*	IPG Photonics Corp.	784,926	124,332
*	Bumble Inc. Class A	1,893,043	94,614
*,1	AppLovin Corp. Class A	760,275	55,021
*	Qualtrics International Inc. Class A	928,722	39,694
*	Toast Inc. Class A	490,449	24,498
*	Vimeo Inc.	959	28
			28,845,768
Telecommunications (2.1%)
	Motorola Solutions Inc.	3,822,113	887,953
*	Liberty Broadband Corp. Class C	3,257,927	562,644
*	Arista Networks Inc.	1,298,776	446,311
*	Roku Inc.	1,313,830	411,689
	Lumen Technologies Inc.	24,948,784	309,116
*	DISH Network Corp. Class A	5,554,431	241,396
*	Altice USA Inc. Class A	4,900,295	101,534
	Juniper Networks Inc.	3,669,758	100,992
*	Liberty Broadband Corp. Class A	557,780	93,902
	Ubiquiti Inc.	141,793	42,349
			3,197,886
Utilities (5.5%)
	Waste Connections Inc.	5,880,676	740,554
	American Water Works Co. Inc.	4,096,719	692,509
	Eversource Energy	7,756,918	634,206
	WEC Energy Group Inc.	7,119,946	627,979
	PPL Corp.	17,371,354	484,313
	Edison International	8,571,061	475,437
	Ameren Corp.	5,750,143	465,762
	Entergy Corp.	4,536,091	450,479
	DTE Energy Co.	3,936,462	439,742

			Shares	Market Value ($000)
		FirstEnergy Corp.	12,284,009	437,556
*		PG&E Corp.	44,470,833	426,920
		Consolidated Edison Inc.	5,676,626	412,066
		CMS Energy Corp.	6,538,253	390,530
		CenterPoint Energy Inc.	13,914,397	342,294
		AES Corp.	14,290,031	326,241
		Evergy Inc.	5,123,951	318,710
		Alliant Energy Corp.	5,648,991	316,231
		NiSource Inc.	8,857,991	214,629
		Vistra Corp.	10,091,758	172,569
		NRG Energy Inc.	2,762,721	112,802
		Avangrid Inc.	1,748,316	84,968
		Pinnacle West Capital Corp.	826	60
				8,566,557
Total Common Stocks (Cost $92,643,392)				153,958,590
		Coupon
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[2,3]	Vanguard Market Liquidity Fund (Cost $1,260,213)	0.068%	12,604,258	1,260,426
Total Investments (100.4%) (Cost $93,903,605)				155,219,016
Other Assets and Liabilities—Net (-0.4%)				(611,153)
Net Assets (100%)				154,607,863
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $795,449,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $811,367,000 was received for securities on loan, of which $810,729,000 is held in Vanguard Market Liquidity Fund and $638,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2021	94	10,344	(74)
E-mini S&P 500 Index	December 2021	410	88,104	(341)
E-mini S&P Mid-Cap 400 Index	December 2021	79	20,802	(323)
				(738)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ameren Corp.	1/31/22	GSI	1,280	(0.084)[1]	—	(57)
Campbell Soup Co.	1/31/22	GSI	44,000	(0.084)[1]	—	(2,191)
Consolidated Edison Inc.	8/31/22	BOANA	173,535	(0.566)[2]	—	(6,655)
DocuSign Inc.	8/31/22	BOANA	15,997	(0.068)[2]	—	(2,097)
DraftKings Inc. Class A	8/31/22	BOANA	7,648	(0.068)[2]	—	(1,436)
Hormel Foods Corp.	1/31/22	GSI	18,716	(0.084)[1]	—	(266)
Palantir Technologies Inc. Class A	8/31/22	BOANA	7,059	(0.068)[2]	—	(617)
Palo Alto Networks Inc.	8/31/22	BOANA	15,675	(0.069)[2]	610	—
Pinterest Inc. Class A	8/31/22	BOANA	11,503	(0.068)[2]	—	(957)
RingCentral Inc. Class A	8/31/22	BOANA	8,829	(0.559)[2]	—	(1,221)
Sirius XM Holdings Inc.	1/31/22	GSI	14,949	(0.084)[1]	148	—
State Street Corp.	8/31/23	BOANA	176,529	(0.662)[2]	—	(14,570)
Vistra Corp.	8/31/22	BOANA	15,272	(0.364)[2]	—	(1,476)
Williams Cos. Inc.	8/31/22	BOANA	49,380	(0.472)[2]	3,302	—
					4,060	(31,543)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	153,958,590	—	—	153,958,590
Temporary Cash Investments	1,260,426	—	—	1,260,426
Total	155,219,016	—	—	155,219,016

Derivative Financial Instruments
Assets
Swap Contracts	—	4,060	—	4,060
Liabilities
Futures Contracts[1]	738	—	—	738
Swap Contracts	—	31,543	—	31,543
Total	738	31,543	—	32,281
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.